Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt
2023	$ 3,357
2024	6,713
2025	10,112
2026	6,713
2027	52,962
Total long-term debt	$ 79,857	$ 130,611